Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments

As at and for the year ended December 31, 2025	Turkiye	Canada	Greece	Other	Total

Earnings and loss information
Revenue	$870,738	$658,220	$289,898	$—	$1,818,856
Production costs	339,178	150,828	187,590	—	677,596
Depreciation and amortization	122,778	81,464	54,346	—	258,588
Earnings from mine operations	$408,782	$425,928	$47,962	$—	$882,672

Other significant items of income and expense
Write-down of assets	$6,765	$1,479	$4,493	$—	$12,737
Exploration and evaluation expenses	13,253	13,617	3,536	4,601	35,007
Mine standby costs	—	5,248	18,378	—	23,626
Income tax expense (recovery)	154,016	29,644	(139,169)	(22,423)	22,068

Capital expenditure information
Additions to property, plant and equipment during the year (*)	$176,440	$160,209	$634,914	$7,371	$978,934
Capitalized interest	—	—	50,596	—	50,596

Information about assets and liabilities
Property, plant and equipment	$897,159	$837,068	$3,137,678	$13,659	$4,885,564
Goodwill	—	92,591	—	—	92,591
	$897,159	$929,659	$3,137,678	$13,659	$4,978,155

Debt	$—	$—	$790,909	$484,143	$1,275,052
* Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.
33. Segment information (continued)

As at and for the year ended December 31, 2024	Turkiye	Canada	Greece	Other	Total

Earnings and loss information
Revenue	$623,389	$473,037	$226,155	$—	$1,322,581
Production costs	262,573	140,288	161,297	—	564,158
Depreciation and amortization	125,581	71,799	54,070	—	251,450
Earnings from mine operations	$235,235	$260,950	$10,788	$—	$506,973

Other significant items of income and expense
Write-down of assets	$3,938	$1,857	$340	$—	$6,135
Exploration and evaluation expenses	9,637	10,062	495	3,594	23,788
Mine standby costs	—	1,583	9,686	—	11,269
Income tax expense	44,224	82,300	7,626	608	134,758

Capital expenditure information
Additions to property, plant and equipment during the year[1]	$141,444	$104,616	$362,457	$11,748	$620,265
Capitalized interest	—	—	33,839	—	33,839

Information about assets and liabilities
Property, plant and equipment	$839,030	$754,566	$2,511,051	$14,135	$4,118,782
Goodwill	—	92,591	—	—	92,591
	$839,030	$847,157	$2,511,051	$14,135	$4,211,373

Debt	$—	$—	$424,422	$491,003	$915,425

[1] Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.